INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Domestic			$ (14,644)	$ (46,683)	$ (127,909)
Foreign			3,239	2,865	1,062
Loss from operations before income taxes	$ (48,731)	$ (36,102)	$ (11,405)	$ (43,818)	$ (126,847)